Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vericimetry Funds
Entity Central Index Key	0001524968
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Vericimetry U.S. Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Vericimetry U.S. Small Cap Value Fund
Class Name	Vericimetry U.S. Small Cap Value Fund
Trading Symbol	VYSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vericimetry U.S. Small Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.
Additional Information Phone Number	1-855-755-7550
Additional Information Website	https://www.vericimetry.com/vysvx/fund-information.php
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vericimetry U.S. Small Cap Value Fund	$31	0.60%*

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60% [1]
Net Assets	$ 168,031,798
Holdings Count | Holding	834
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$168,031,798
Total number of portfolio holdings	834
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]

TOP TEN HOLDINGS

TTM Technologies, Inc.	0.96%
Amkor Technology, Inc.	0.76%
Hancock Whitney Corp.	0.68%
Alcoa Corp.	0.68%
APA Corp.	0.67%
Popular, Inc.	0.63%
Jackson Financial, Inc. - Class A	0.62%
Avnet, Inc.	0.61%
Air Lease Corp.	0.60%
Matador Resources Co.	0.57%

ASSET ALLOCATION

SECTOR ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

TTM Technologies, Inc.	0.96%
Amkor Technology, Inc.	0.76%
Hancock Whitney Corp.	0.68%
Alcoa Corp.	0.68%
APA Corp.	0.67%
Popular, Inc.	0.63%
Jackson Financial, Inc. - Class A	0.62%
Avnet, Inc.	0.61%
Air Lease Corp.	0.60%
Matador Resources Co.	0.57%

[1]	Annualized